Receivables, Loans, Notes Receivable, and Others1	3 Months Ended
Jun. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 6. Note Receivable

We have an unsecured note receivable from Exigent Security Products, Inc. in the amount of $35,000 and bearing interest at 10% per annum, compounded monthly. All principal and interest is due June 2012.